VIRTUS Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—96.3%
Aerospace & Defense—4.5%
AAR Corp.(1)	8,521	$ 477
Ducommun, Inc.(1)	15,502	900
Leonardo DRS, Inc.	16,570	545
Moog, Inc. Class A	4,946	857
TAT Technologies Ltd.(1)	5,210	143
V2X, Inc.(1)	7,692	377
Woodward, Inc.	3,778	690
		3,989

Banks—6.7%
Amalgamated Financial Corp.	5,708	164
Bank of N.T. Butterfield & Son Ltd. (The)	13,596	529
Business First Bancshares, Inc.	5,204	127
Byline Bancorp, Inc.	10,179	266
Central Pacific Financial Corp.	7,462	202
Community Trust Bancorp, Inc.	14,484	729
Farmers National Banc Corp.	10,200	133
First BanCorp	21,858	419
First Business Financial Services, Inc.	2,133	101
First Hawaiian, Inc.	8,250	202
Hancock Whitney Corp.	20,547	1,078
Mercantile Bank Corp.	6,379	277
Origin Bancorp, Inc.	7,900	274
Preferred Bank	4,411	369
QCR Holdings, Inc.	3,643	260
SmartFinancial, Inc.	4,163	129
Unity Bancorp, Inc.	3,539	144
Zions Bancorp N.A.	9,828	490
		5,893

Biotechnology—9.0%
ACADIA Pharmaceuticals, Inc.(1)	39,867	662
ADMA Biologics, Inc.(1)	14,016	278
Alkermes plc(1)	40,807	1,347
Amicus Therapeutics, Inc.(1)	14,129	115
Arcutis Biotherapeutics, Inc.(1)	8,760	137
BioMarin Pharmaceutical, Inc.(1)	2,870	203
CareDx, Inc.(1)	36,265	644
Cargo Therapeutics, Inc.(1)	32,055	130
Catalyst Pharmaceuticals, Inc.(1)	20,854	506
Compass Pathways plc ADR(1)	31,472	90
Exelixis, Inc.(1)	13,000	480
Halozyme Therapeutics, Inc.(1)	2,056	131
MiMedx Group, Inc.(1)	34,355	261
Natera, Inc.(1)	3,128	442
Neurocrine Biosciences, Inc.(1)	1,934	214
Organogenesis Holdings, Inc. Class A(1)	86,462	374
Puma Biotechnology, Inc.(1)	41,614	123
Rigel Pharmaceuticals, Inc.(1)	5,812	105
Twist Bioscience Corp.(1)	18,675	733
	Shares	Value

Biotechnology—continued
Veracyte, Inc.(1)	31,958	$ 948
Voyager Therapeutics, Inc.(1)	18,811	64
		7,987

Capital Markets—1.8%
AllianceBernstein Holding LP(2)	15,613	598
Federated Hermes, Inc. Class B	5,675	231
Moelis & Co. Class A	10,128	591
SEI Investments Co.	2,394	186
		1,606

Commercial Services & Supplies—2.5%
ABM Industries, Inc.	4,305	204
HNI Corp.	2,583	114
Interface, Inc. Class A	40,103	796
Steelcase, Inc. Class A	100,900	1,106
		2,220

Construction & Engineering—4.9%
AECOM	8,614	799
Comfort Systems USA, Inc.	2,533	817
EMCOR Group, Inc.	2,455	907
MasTec, Inc.(1)	4,030	470
Primoris Services Corp.	22,807	1,309
		4,302

Construction Materials—0.5%
Knife River Corp.(1)	4,656	420
Consumer Finance—0.2%
PRA Group, Inc.(1)	5,363	111
Upstart Holdings, Inc.(1)	2,218	102
		213

Consumer Staples Distribution & Retail—1.5%
Casey’s General Stores, Inc.	1,332	578
Natural Grocers by Vitamin Cottage, Inc.	2,100	85
Sprouts Farmers Market, Inc.(1)	2,045	312
Weis Markets, Inc.	4,022	310
		1,285

Containers & Packaging—0.2%
Silgan Holdings, Inc.	3,190	163
Diversified Consumer Services—3.9%
Adtalem Global Education, Inc.(1)	6,965	701
Bright Horizons Family Solutions, Inc.(1)	2,413	306
Frontdoor, Inc.(1)	17,703	680
Grand Canyon Education, Inc.(1)	3,396	588
OneSpaWorld Holdings Ltd.	20,715	348
Perdoceo Education Corp.	18,948	477
	Shares	Value

Diversified Consumer Services—continued
Strategic Education, Inc.	3,775	$ 317
		3,417

Diversified Telecommunication Services—0.2%
Bandwidth, Inc. Class A(1)	10,929	143
Electric Utilities—4.5%
Alliant Energy Corp.	9,114	586
Evergy, Inc.	8,525	588
IDACORP, Inc.	5,005	582
OGE Energy Corp.	12,766	587
Otter Tail Corp.	15,084	1,212
Pinnacle West Capital Corp.	4,145	395
		3,950

Electrical Equipment—1.2%
Acuity, Inc.	800	211
NEXTracker, Inc. Class A(1)	19,719	831
		1,042

Electronic Equipment, Instruments & Components—1.2%
Coherent Corp.(1)	2,381	155
Daktronics, Inc.(1)	26,090	318
Fabrinet(1)	1,548	306
Methode Electronics, Inc.	14,971	95
OSI Systems, Inc.(1)	763	148
		1,022

Entertainment—1.0%
Madison Square Garden Sports Corp.(1)	2,592	505
Marcus Corp. (The)	10,929	182
Roku, Inc. Class A (1)	2,425	171
		858

Financial Services—3.7%
Banco Latinoamericano de Comercio Exterior S.A. Class E	10,512	385
Merchants Bancorp	8,350	309
MGIC Investment Corp.	33,259	824
NMI Holdings, Inc. Class A(1)	41,408	1,493
Radian Group, Inc.	8,601	284
		3,295

Food Products—4.0%
Cal-Maine Foods, Inc.	2,657	241
Dole plc	72,080	1,042
Flowers Foods, Inc.	19,748	375
Ingredion, Inc.	1,240	168
J & J Snack Foods Corp.	3,218	424
John B Sanfilippo & Son, Inc.	5,239	371
Lancaster Colony Corp.	1,188	208
Pilgrim’s Pride Corp.(1)	3,000	164
The Campbell’s Co.	13,915	555
		3,548

See Notes to Schedule of Investments

VIRTUS Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value

Health Care REITs—0.1%
Omega Healthcare Investors, Inc.	2,971	$ 113
Healthcare Equipment & Supplies—1.6%
Merit Medical Systems, Inc.(1)	10,509	1,111
SI-BONE, Inc.(1)	13,052	183
Tactile Systems Technology, Inc.(1)	11,514	152
		1,446

Healthcare Providers & Services—1.5%
Chemed Corp.	895	550
Encompass Health Corp.	3,901	395
Fresenius Medical Care AG ADR	11,033	275
LifeStance Health Group, Inc.(1)	14,990	100
		1,320

Healthcare Technology—0.9%
HealthStream, Inc.	5,015	162
LifeMD, Inc.(1)	29,217	159
Phreesia, Inc.(1)	6,900	176
Teladoc Health, Inc.(1)	39,685	316
		813

Hotel & Resort REITs—0.1%
Service Properties Trust	44,174	115
Hotels, Restaurants & Leisure—2.2%
Brinker International, Inc.(1)	3,800	566
Norwegian Cruise Line Holdings Ltd.(1)	72,452	1,374
		1,940

Household Durables—0.6%
Taylor Morrison Home Corp. Class A(1)	9,452	568
Household Products—0.9%
Reynolds Consumer Products, Inc.	17,702	422
WD-40 Co.	1,631	398
		820

Insurance—5.4%
AMERISAFE, Inc.	5,898	310
Donegal Group, Inc. Class A	7,437	146
Employers Holdings, Inc.	5,988	303
Enstar Group Ltd.(1)	319	106
Globe Life, Inc.	11,826	1,558
Reinsurance Group of America, Inc.	3,955	779
RLI Corp.	7,466	600
Safety Insurance Group, Inc.	6,345	500
Unum Group	6,354	517
		4,819

	Shares	Value

Interactive Media & Services—0.5%
EverQuote, Inc. Class A(1)	11,000	$ 288
MediaAlpha, Inc. Class A(1)	14,220	131
		419

IT Services—1.2%
Backblaze, Inc. Class A(1)	43,221	209
DXC Technology Co.(1)	39,493	673
Unisys Corp.(1)	42,676	196
		1,078

Leisure Products—0.1%
Peloton Interactive, Inc. Class A(1)	13,754	87
Marine Transportation—0.8%
Kirby Corp.(1)	4,400	444
Matson, Inc.	2,400	308
		752

Metals & Mining—1.0%
Fortuna Mining Corp.(1)	28,134	172
SSR Mining, Inc.(1)	45,542	457
SunCoke Energy, Inc.	24,701	227
		856

Mortgage Real Estate Investment Trusts (REITs)—0.4%
Orchid Island Capital, Inc.	46,500	350
Multi-Utilities—0.8%
NiSource, Inc.	10,742	431
Unitil Corp.	4,177	241
		672

Office REITs—0.2%
Orion Properties, Inc.	88,164	189
Oil, Gas & Consumable Fuels—1.9%
Berry Corp.	203,078	652
Dorchester Minerals LP	4,607	138
Teekay Corp., Ltd.	130,712	859
		1,649

Pharmaceuticals—5.9%
Amneal Pharmaceuticals, Inc.(1)	35,921	301
ANI Pharmaceuticals, Inc.(1)	12,284	822
Bausch Health Cos., Inc.(1)	96,491	624
Collegium Pharmaceutical, Inc.(1)	24,184	722
Harmony Biosciences Holdings, Inc.(1)	3,747	124
Innoviva, Inc.(1)	26,946	489
Pacira BioSciences, Inc.(1)	6,765	168
Phibro Animal Health Corp. Class A	49,827	1,064
Prestige Consumer Healthcare, Inc.(1)	10,324	888
		5,202

	Shares	Value

Professional Services—2.2%
Barrett Business Services, Inc.	34,958	$ 1,439
IBEX Holdings Ltd.(1)	12,850	313
Willdan Group, Inc.(1)	4,700	191
		1,943

Residential REITs—0.5%
NexPoint Residential Trust, Inc.	10,500	415
Retail REITs—1.1%
Agree Realty Corp.	7,815	603
Saul Centers, Inc.	3,500	126
Urban Edge Properties	14,572	277
		1,006

Semiconductors & Semiconductor Equipment—1.3%
ACM Research, Inc. Class A(1)	7,461	174
Credo Technology Group Holding Ltd.(1)	2,190	88
Penguin Solutions, Inc.(1)	6,589	115
Tower Semiconductor Ltd.(1)	20,781	741
		1,118

Software—8.0%
BlackLine, Inc.(1)	3,761	182
Cellebrite DI Ltd.(1)	9,697	188
Cerence, Inc.(1)	11,093	88
Clear Secure, Inc. Class A	16,484	427
Commvault Systems, Inc.(1)	9,188	1,450
Docusign, Inc. Class A(1)	13,593	1,106
Dropbox, Inc. Class A(1)	20,297	542
Intapp, Inc.(1)	6,812	398
Manhattan Associates, Inc.(1)	1,848	320
Ooma, Inc.(1)	8,952	117
Pagaya Technologies Ltd. Class A(1)	10,198	107
Pegasystems, Inc.	3,590	250
PROS Holdings, Inc.(1)	6,680	127
Q2 Holdings, Inc.(1)	3,069	246
RADCOM Ltd.(1)	24,856	284
RingCentral, Inc. Class A(1)	24,990	619
Sapiens International Corp. N.V.	9,800	265
UiPath, Inc. Class A(1)	13,115	135
Xperi, Inc.(1)	19,321	149
Zeta Global Holdings Corp. Class A(1)	9,017	122
		7,122

Specialized REITs—0.8%
Gaming & Leisure Properties, Inc.	9,892	503
Outfront Media, Inc.	12,806	207
		710

Specialty Retail—1.6%
Gap, Inc. (The)	23,303	480
Genesco, Inc.(1)	12,750	271
Sally Beauty Holdings, Inc.(1)	49,963	451
See Notes to Schedule of Investments

VIRTUS Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value

Specialty Retail—continued
Urban Outfitters, Inc.(1)	2,295	$ 120
Victoria’s Secret & Co.(1)	5,134	96
		1,418

Technology Hardware, Storage & Peripherals—0.9%
CPI Card Group, Inc.(1)	2,638	77
Diebold Nixdorf, Inc.(1)	1,777	78
Turtle Beach Corp.(1)	47,450	677
		832

Textiles, Apparel & Luxury Goods—0.4%
G-III Apparel Group Ltd.(1)	8,213	224
Gildan Activewear, Inc.	3,679	163
		387

Tobacco—0.9%
Turning Point Brands, Inc.	8,750	520
Universal Corp.	4,570	256
		776

Trading Companies & Distributors—0.6%
FTAI Aviation Ltd.	843	94
MRC Global, Inc.(1)	9,106	104
Rush Enterprises, Inc. Class A	6,192	331
		529

Water Utilities—0.4%
American States Water Co.	4,803	378
Total Common Stocks (Identified Cost $77,393)		85,195

	Shares	Value

Master Limited Partnerships and Related Companies—0.6%
Diversified—0.3%
Black Stone Minerals LP	15,285	$ 234
Downstream/Other—0.3%
Sunoco LP(2)	4,380	254
Total Master Limited Partnerships and Related Companies (Identified Cost $305)		488

Total Long-Term Investments—96.9% (Identified Cost $77,698)		85,683

Securities Lending Collateral—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.226%)(3)(4)	846,487	846
Total Securities Lending Collateral (Identified Cost $846)		846

TOTAL INVESTMENTS—97.8% (Identified Cost $78,544)		$86,529
Other assets and liabilities, net—2.2%		1,930
NET ASSETS—100.0%		$88,459

Abbreviations:
ADR	American Depositary Receipt
LP	Limited Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust
Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	88%
Bermuda	4
Ireland	3
Israel	2
Canada	2
Puerto Rico	1
Total	100%
† % of total investments as of March 31, 2025.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$85,195	$85,195
Master Limited Partnerships and Related Companies	488	488
Securities Lending Collateral	846	846
Total Investments	$86,529	$86,529
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Schedule of Investments

VIRTUS Small-Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.
4